Note 17 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summery of Outstanding Balances and Transactions

The following table summarizes the amounts of transactions with related parties by type of transaction (in thousands):

	Year Ended December 31,
	2023	2024	2025
Keeneyes Future Holding:
Sale of marketable securities	$7,800	$—	$—
Kunlun:
Sale of goods and services	$926	$744	$1,830
Purchases of goods and services	$(1,361)	$(615)	$(482)
Share-based compensation	$(6,450)	$(2,872)	$(2,797)
Interest income on Star X receivable	$1,556	$165	$—
Sale of marketable securities	$51,208	$—	$—
nHorizon Infinite:
Sale of goods and services	$42	$—	$—
Purchases of goods and services	$(2,448)	$—	$—
MiniPay Fund:
Investment in units	$—	$1,250	$2,500

The table below shows outstanding balances with related parties (in thousands):

	As of December 31, 2024		As of December 31, 2025
	Receivables	Payables	Receivables	Payables
Kunlun	$233	$24	$330	$120
OPay	479	—	—	—
Total	$713	$24	$330	$120